SCHEDULE OF CASH AND NON-CASH ACTIVITIES OF LEASES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Notes To Consolidated In Financial Statements
Operating lease expenses	$ 30,811	$ 117,593
Short-term lease expenses	7,976	3,451
Cash paid for amounts included in the measurement of lease liabilities	26,525
Lease amortization	30,811	117,593
Interest portion	$ 654	2,920
Cash paid for amounts included in the measurement of lease liabilities		85,797
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 38,750